Nuveen Municipal Value Fund, Inc.
Portfolio of Investments July 31, 2022
(Unaudited)
NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.6%
X
1,986,242,180 MUNICIPAL BONDS - 99.6%
X 1,986,242,180
Alabama - 0.2%
Birmingham Airport Authority, Alabama, Airport Revenue
Bonds, Series 2020:
$ 255 4.000%, 7/01/39 - BAM Insured 7/30 at 100.00 AA $ 262,563
225 4.000%, 7/01/40 - BAM Insured 7/30 at 100.00 AA 230,189
3,805 Homewood, Alabama, General Obligation Warrants, Series 2016, 5.000%,
9/01/36, (Pre-refunded 9/01/26)
9/26 at 100.00 AA+ (4) 4,283,022
4,285 Total Alabama 4,775,774
Alaska - 0.1%
Anchorage, Alaska, General Obligation Bonds, School
Series 2021C:
1,500 4.000%, 9/01/40 9/31 at 100.00 N/R 1,556,535
1,000 4.000%, 9/01/41 9/31 at 100.00 N/R 1,030,390
110 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%, 6/01/50
6/31 at 100.00 BBB+ 104,497
2,610 Total Alaska 2,691,422
Arizona - 1.3%
7,525 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 A+ 7,882,287
2,935 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2017A, 5.000%, 7/01/35
7/27 at 100.00 Aa3 3,228,794
780 Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Lien Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 AAA 794,726
2,590 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Series 2021A, 5.000%, 7/01/45
7/31 at 100.00 AAA 2,965,861
2,175 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A, 4.000%, 4/01/46
4/31 at 100.00 A 2,161,406
5,600 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call A3 6,210,344
Tucson, Arizona, Water System Revenue Bonds, Refunding
Series 2017:
1,000 5.000%, 7/01/34 7/27 at 100.00 AA 1,119,130
750 5.000%, 7/01/35 7/27 at 100.00 AA 838,245
23,355 Total Arizona 25,200,793
California - 6.7%
4,615 Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C, 0.000%, 9/01/23 - AGM
Insured
No Opt. Call AA 4,512,778
5,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Series 2013S-4, 5.000%, 4/01/38, (Pre-refunded 4/01/23)
4/23 at 100.00 A1 (4) 5,115,400
405 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+ 383,891

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,250 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Sonoma County Tobacco Securitization
Corporation, Series 2020A, 4.000%, 6/01/49
12/30 at 100.00 BBB+ $ 1,184,850
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
5,920 5.000%, 11/15/46 11/26 at 100.00 A1 6,291,835
4,080 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 N/R (4) 4,608,687
1,200 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/37
8/27 at 100.00 BBB+ 1,263,792
3,850 California Health Facilities Financing Authority, Revenue Bonds, Saint
Joseph Health System, Series 2013A, 5.000%, 7/01/33, (Pre-refunded
7/01/23)
7/23 at 100.00 AA- (4) 3,970,659
6,130 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 5.000%, 12/31/43, (AMT)
6/28 at 100.00 BBB- 6,394,509
2,725 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, San Diego County Water Authoriity Desalination Project Pipeline,
Refunding Series 2019, 5.000%, 11/21/45, 144A
1/29 at 100.00 BBB 2,846,344
1,625 California State Public Works Board, Lease Revenue Bonds, Various Capital
Projects, Series 2013I, 5.000%, 11/01/38
11/23 at 100.00 Aa3 1,678,885
3,500 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/46, 144A
6/26 at 100.00 BB 3,514,140
4,505 Covina-Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Series 2003B, 0.010%, 6/01/28 - FGIC
Insured
No Opt. Call A+ 3,847,045
5,700 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Green Series 2017A, 5.000%,
6/01/45
6/27 at 100.00 AAA 6,232,494
2,180 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A, 0.000%, 1/15/42 (5)
1/31 at 100.00 A- 2,413,086
49,020 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R 6,262,305
Merced Union High School District, Merced County,
California, General Obligation Bonds, Series 1999A:
2,500 0.010%, 8/01/23 - FGIC Insured No Opt. Call AA- 2,455,400
2,555 0.010%, 8/01/24 - FGIC Insured No Opt. Call AA- 2,454,435
2,365 Montebello Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 1998 Series 2004, 0.010%, 8/01/27
- FGIC Insured
No Opt. Call A- 2,074,625
Mount San Antonio Community College District, Los
Angeles County, California, General Obligation Bonds,
Election of 2008, Series 2013A:
3,060 0.000%, 8/01/28 (5) 2/28 at 100.00 Aa1 3,395,774
2,315 0.000%, 8/01/43 (5) 8/35 at 100.00 Aa1 2,181,216
3,550 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009C, 6.500%, 11/01/39
No Opt. Call A 4,495,968
80 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 7.000%, 8/01/38 - AGC Insured
8/29 at 100.00 AA 96,025
10,150 Placer Union High School District, Placer County, California, General
Obligation Bonds, Series 2004C, 0.000%, 8/01/33 - AGM Insured
No Opt. Call AA 7,108,755

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
San Bruno Park School District, San Mateo County,
California, General Obligation Bonds, Series 2000B:
$ 2,575 0.010%, 8/01/24 - FGIC Insured No Opt. Call Aa2 $ 2,474,626
2,660 0.010%, 8/01/25 - FGIC Insured No Opt. Call Aa2 2,473,002
285 San Diego Tobacco Settlement Revenue Funding Corporation, California,
Tobacco Settlement Bonds, Subordinate Series 2018C, 4.000%, 6/01/32
6/28 at 100.00 BBB 286,311
10,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019D,
5.000%, 5/01/39
5/29 at 100.00 A1 11,189,600
San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Refunding Senior Lien Toll Road
Revenue Bonds, Series 2021A:
315 4.000%, 1/15/39 1/32 at 100.00 N/R 319,807
525 4.000%, 1/15/41 1/32 at 100.00 N/R 530,176
550 4.000%, 1/15/43 1/32 at 100.00 N/R 552,222
200 4.000%, 1/15/44 1/32 at 100.00 N/R 200,332
12,095 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%,
1/15/25 - NPFG Insured
No Opt. Call Baa2 11,318,017
13,220 San Mateo County Community College District, California, General
Obligation Bonds, Series 2006A, 0.010%, 9/01/28 - NPFG Insured
No Opt. Call AAA 11,518,322
5,000 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election of 2000, Series 2002B, 0.010%,
9/01/24 - FGIC Insured
No Opt. Call Aaa 4,812,350
5,815 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.010%, 8/01/48
8/25 at 29.16 AA 1,528,066
610 Tobacco Securitization Authority of Northern California, Tobacco
Settlement Asset-Backed Bonds, Refunding Sacramento County
Tobacco Securitization Corporation Series 2021B  Class 2, 4.000%,
6/01/49
12/30 at 100.00 BBB- 626,074
575 Vernon, California, Electric System Revenue Bonds, Series 2021A, 5.000%,
4/01/28
No Opt. Call N/R 638,239
182,705 Total California 133,250,042
Colorado - 7.1%
7,500 Arapahoe County School District 6, Littleton, Colorado, General
Obligation Bonds, Series 2019A, 5.500%, 12/01/43
12/28 at 100.00 Aa1 8,691,375
7,105 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic
Health Initiatives, Series 2013A, 5.250%, 1/01/45, (Pre-refunded
1/01/23)
1/23 at 100.00 BBB+ (4) 7,208,378
4,155 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 BBB+ 4,084,157
1,255 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51
12/24 at 100.00 BBB 1,277,188
7,070 Colorado Mountain College, Colorado, Certificates of Participation, Series
2021, 4.000%, 12/01/46
12/31 at 100.00 Aa3 7,162,193
4,500 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2018N, 5.000%, 3/15/37
3/28 at 100.00 Aa2 5,023,980
1,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2020R, 4.000%, 3/15/45
3/30 at 100.00 Aa2 1,015,990

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado State, Certificates of Participation, Higher
Education Lease Purchase Financing Program, Series 2020:
$ 900 4.000%, 9/01/38 9/31 at 100.00 Aa2 $ 945,900
4,475 4.000%, 9/01/40 9/31 at 100.00 Aa2 4,645,498
1,750 4.000%, 9/01/41 9/31 at 100.00 Aa2 1,799,122
Colorado State, Certificates of Participation, Lease Purchase
Financing Program, National Western Center, Series 2018A:
1,250 5.000%, 9/01/30 3/28 at 100.00 Aa2 1,424,037
2,000 5.000%, 9/01/31 3/28 at 100.00 Aa2 2,269,680
1,260 5.000%, 9/01/32 3/28 at 100.00 Aa2 1,425,388
620 5.000%, 9/01/33 3/28 at 100.00 Aa2 697,178
3,790 Colorado State, Certificates of Participation, Rural Series 2018A, 5.000%,
12/15/37
12/28 at 100.00 Aa2 4,268,715
5,000 Colorado State, Certificates of Participation, Rural Series 2021A, 4.000%,
12/15/39
12/31 at 100.00 Aa2 5,129,650
Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2012B:
2,750 5.000%, 11/15/25 11/22 at 100.00 AA- 2,776,923
2,200 5.000%, 11/15/29, (Pre-refunded 11/15/22) 11/22 at 100.00 AA- (4) 2,222,418
3,400 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022B, 5.250%, 11/15/53
11/32 at 100.00 N/R 3,879,094
5,160 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.000%, 11/15/43
11/23 at 100.00 A+ 5,294,366
2,000 Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%,
12/01/35
12/26 at 100.00 Baa2 2,080,460
E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B:
9,660 0.000%, 9/01/29 - NPFG Insured No Opt. Call A 7,743,166
24,200 0.000%, 9/01/31 - NPFG Insured No Opt. Call A 17,796,922
17,000 0.000%, 9/01/32 - NPFG Insured No Opt. Call A 11,949,980
1,705 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2020A, 5.000%, 9/01/40
9/24 at 100.00 A 1,789,892
7,600 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding
Series 2006B, 0.000%, 9/01/39 - NPFG Insured
9/26 at 52.09 A 3,358,364
8,000 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38
No Opt. Call AA- 10,251,120
1,400 Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A, 4.000%, 7/15/34
1/31 at 100.00 A- 1,430,408
2,900 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Refunding Green Series 2021B, 4.000%, 11/01/40
5/31 at 100.00 AA+ 3,027,803
4,945 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2017A, 5.000%, 11/01/40
11/26 at 100.00 AA+ 5,433,467
4,250 University of Colorado, Enterprise System Revenue Bonds, Series 2018B,
5.000%, 6/01/43, (Pre-refunded 6/01/28)
6/28 at 100.00 Aa1 (4) 4,956,860
150,800 Total Colorado 141,059,672
Connecticut - 0.7%
8,440 Connecticut State, General Obligation Bonds, Series 2015E, 5.000%,
8/01/29
8/25 at 100.00 Aa3 9,152,167
5,000 Connecticut State, General Obligation Bonds, Series 2015F, 5.000%,
11/15/33
11/25 at 100.00 Aa3 5,417,950
13,440 Total Connecticut 14,570,117

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Delaware - 0.1%
$ 1,270 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2021, 4.000%, 1/01/46
1/32 at 100.00 N/R $ 1,276,439
District of Columbia - 1.7%
15,000 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
8/22 at 23.12 N/R 3,452,250
5,390 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Senior Lien Series 2018B, 5.000%, 10/01/43
4/28 at 100.00 AAA 5,965,760
3,865 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Refunding & Subordinate Lien Series 2019B, 5.000%, 10/01/47
10/29 at 100.00 A- 4,070,541
10,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior
Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 A- 11,560,600
Washington Convention and Sports Authority, Washington
D.C., Dedicated Tax Revenue Bonds, Refunding Senior Lien
Series 2021A:
670 4.000%, 10/01/36 10/30 at 100.00 AA 693,175
1,060 4.000%, 10/01/38 10/30 at 100.00 AA 1,089,892
1,265 4.000%, 10/01/39 10/30 at 100.00 AA 1,292,160
1,745 Washington Convention and Sports Authority, Washington D.C.,
Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021B,
4.000%, 10/01/38
10/30 at 100.00 AA 1,789,236
1,805 Washington Metropolitan Area Transit Authority, Dedicated Revenue
Bonds, Green Series 2021A, 5.000%, 7/15/41
7/31 at 100.00 AA 2,092,067
2,390 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Series 2020A, 4.000%, 7/15/45
7/30 at 100.00 AA 2,416,433
43,190 Total District of Columbia 34,422,114
Florida - 4.4%
1,000 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022,
5.000%, 5/01/53
5/32 at 100.00 N/R 1,003,230
1,240 Broward County, Florida, Half-Cent Sales Tax Revenue Bonds, Refunding
Series 2020, 4.000%, 10/01/40
10/30 at 100.00 AA+ 1,274,832
15,000 Broward County, Florida, Tourist Development Tax Revenue Bonds,
Convention Center Expansion Project, Series 2021, 4.000%, 9/01/51
9/31 at 100.00 N/R 14,983,500
1,355 Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series
2021D, 5.000%, 7/01/31
No Opt. Call A+ 1,618,005
565 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A,
6.000%, 6/15/35, 144A
6/25 at 100.00 N/R 591,719
2,500 Florida Development Finance Corporation, Healthcare Facilities Revenue
Bonds, UF Health - Jacksonville Project, Series 2022A, 4.000%, 2/01/46
- AGM Insured
2/32 at 100.00 N/R 2,488,300
4,000 Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A,
5.000%, 10/01/37
10/27 at 100.00 Aa3 4,420,400
3,500 Gainesville, Florida, Utilities System Revenue Bonds, Series 2019A,
5.000%, 10/01/44
10/29 at 100.00 Aa3 3,872,330
2,290 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40,
(Pre-refunded 10/01/24)
10/24 at 100.00 A1 (4) 2,449,659

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Lakeland, Florida, Energy System Revenue Bonds, Series
2021:
$ 1,300 4.000%, 10/01/39 10/31 at 100.00 N/R $ 1,335,893
1,000 4.000%, 10/01/40 10/31 at 100.00 N/R 1,025,500
2,735 Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds,
Mount Sinai Medical Center of Florida Project, Series 2021B, 4.000%,
11/15/46
11/31 at 100.00 A- 2,692,662
5,090 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2010A, 5.000%, 7/01/40
8/22 at 100.00 A 5,117,231
2,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International
Airport, Refunding Series 2014B, 5.000%, 10/01/37
10/24 at 100.00 A2 2,093,860
Orlando Utilities Commission, Florida, Utility System
Revenue Bonds, Series 2018A:
3,500 5.000%, 10/01/36 10/27 at 100.00 AA 3,916,675
3,780 5.000%, 10/01/37 10/27 at 100.00 AA 4,223,545
1,120 5.000%, 10/01/38 10/27 at 100.00 AA 1,248,957
10,725 Orlando, Florida, Contract Tourist Development Tax Payments Revenue
Bonds, Series 2014A, 5.000%, 11/01/44, (Pre-refunded 5/01/24)
5/24 at 100.00 Aa2 (4) 11,339,221
Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2:
3,000 0.000%, 10/01/46 10/29 at 54.89 BBB+ 944,550
4,860 0.000%, 10/01/47 10/29 at 52.89 BBB+ 1,454,015
1,700 0.000%, 10/01/48 10/29 at 50.96 BBB+ 483,208
3,250 0.000%, 10/01/49 10/29 at 49.08 BBB+ 877,500
2,500 0.000%, 10/01/50 10/29 at 47.17 BBB+ 640,775
3,000 0.000%, 10/01/51 10/29 at 45.32 BBB+ 730,170
3,000 0.010%, 10/01/52 10/29 at 43.62 BBB+ 693,000
3,000 0.000%, 10/01/53 10/29 at 41.97 BBB+ 660,150
2,500 0.000%, 10/01/54 10/29 at 40.38 BBB+ 524,050
3,250 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Jupiter Medical Center, Series 2013A, 5.000%, 11/01/43
11/22 at 100.00 BBB+ 3,254,485
4,000 Pembroke Pines, Florida, Capital Improvement Revenue Bonds, Series
2019A, 4.000%, 7/01/38
7/29 at 100.00 AA 4,114,920
1,020 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 A- 1,122,928
6,865 South Broward Hospital District, Florida, Hospital Revenue Bonds,
Refunding Series 2015, 4.000%, 5/01/34
5/25 at 100.00 AA 6,943,673
104,645 Total Florida 88,138,943
Georgia - 3.6%
3,325 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2015, 5.000%, 11/01/40
5/25 at 100.00 Aa2 3,529,554
4,945 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Georgia Power Company, Fourth Series 1994, 2.250%, 10/01/32,
(Mandatory Put 5/25/23)
No Opt. Call A- 4,922,896
2,290 Fulton County Development Authority, Georgia, Hospital Revenue Bonds,
Wellstar Health System, Inc Project, Series 2017A, 5.000%, 4/01/47
4/27 at 100.00 A 2,422,980
6,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2017B, 5.500%, 2/15/42
2/27 at 100.00 AA 6,465,180
1,500 Geo. L. Smith II Georgia World Congress Center Authority, Georgia,
Convention Center Hotel Revenue Bonds,  First Tier Series 2021A,
4.000%, 1/01/54
1/31 at 100.00 BBB- 1,358,550

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 5,865 Municipal Electric Authority of Georgia, General Resolution Projects
Subordinated Bonds, Series 20188HH, 5.000%, 1/01/44
1/28 at 100.00 A1 $ 6,265,873
16,145 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2019A, 5.000%, 1/01/49
7/28 at 100.00 A 16,953,380
4,025 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2021A, 5.000%, 1/01/62 - AGM Insured
1/30 at 100.00 AA 4,247,019
17,350 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2022A, 5.000%, 7/01/52 - AGM Insured
7/32 at 100.00 N/R 18,642,922
2,415 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2015A, 5.000%, 1/01/35
1/25 at 100.00 A2 2,523,965
1,500 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2020A, 5.000%, 1/01/50
1/31 at 100.00 N/R 1,594,860
2,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 AA 2,184,300
67,360 Total Georgia 71,111,479
Guam - 0.0%
Guam A.B. Won Pat  International Airport Authority,
Revenue Bonds, Series 2013C:
160 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2 165,939
170 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 (4) 178,985
330 Total Guam 344,924
Hawaii - 0.4%
4,830 Honolulu City and County, Hawaii, General Obligation Bonds, Series
2018A, 5.000%, 9/01/40
9/28 at 100.00 Aa1 5,402,645
3,000 Honolulu City and County, Hawaii, Wastewater System Revenue Bonds,
First Bond Resolution, Senior Series 2018A, 5.000%, 7/01/37
1/28 at 100.00 Aa2 3,337,470
7,830 Total Hawaii 8,740,115
Idaho - 0.1%
University of Idaho, General Revenue Bonds, Refunding
Series 2021A:
505 5.000%, 4/01/39 - AGM Insured 4/31 at 100.00 AA 584,618
545 5.000%, 4/01/41 - AGM Insured 4/31 at 100.00 AA 627,857
1,550 University of Idaho, General Revenue Bonds, Refunding Series 2022A,
4.000%, 4/01/45 - BAM Insured
4/32 at 100.00 N/R 1,581,418
2,600 Total Idaho 2,793,893
Illinois - 10.5%
5,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A- 5,417,100
5,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB 5,500,050
2,945 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 BB 3,239,794
4,710 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB 5,375,711
17,775 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/24 -
FGIC Insured
No Opt. Call Baa2 16,649,665

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 7,495 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1999A, 0.010%, 12/01/31 -
NPFG Insured
No Opt. Call Baa2 $ 5,338,763
1,930 Chicago Greater Metropolitan Water Reclamation District, Illinois, General
Obligation Bonds, Limited Tax Capital Improvement Green Series
2021A, 4.000%, 12/01/51
12/31 at 100.00 N/R 1,947,988
Chicago Transit Authority, Illinois, Capital Grant Receipts
Revenue Bonds, Federal Transit Administration Section
5307 Urbanized Area Formula Funds, Refunding Series
2021:
1,960 5.000%, 6/01/27 No Opt. Call A 2,186,341
1,000 Cook County, Illinois, General Obligation Bonds, Refunding Series 2018,
5.000%, 11/15/35
11/26 at 100.00 A+ 1,087,250
1,650 Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A,
5.000%, 11/15/31
11/30 at 100.00 A+ 1,892,203
5,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2012, 5.000%,
11/15/37
11/22 at 100.00 AA- 5,041,550
Cook County, Illinois, Sales Tax Revenue Bonds, Series
2021A:
1,000 4.000%, 11/15/39 11/30 at 100.00 AA- 1,021,410
2,040 4.000%, 11/15/40 11/30 at 100.00 AA- 2,075,374
5,000 Illinois Finance Authority, Revenue Bonds, Rush University Medical Center
Obligated Group, Series 2015A, 5.000%, 11/15/38
5/25 at 100.00 AA- 5,241,650
Illinois Finance Authority, Revenue Bonds, Silver Cross
Hospital and Medical Centers, Refunding Series 2015C:
560 5.000%, 8/15/35 8/25 at 100.00 A3 583,839
825 5.000%, 8/15/44 8/25 at 100.00 A3 852,440
5,125 Illinois State, General Obligation Bonds, November Series 2017C, 5.000%,
11/01/29
11/27 at 100.00 BBB 5,572,669
1,755 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call BBB 1,921,444
5,590 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2013A, 5.000%, 1/01/38
1/23 at 100.00 AA- 5,643,217
4,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2016B, 5.000%, 1/01/41
7/26 at 100.00 AA- 4,278,840
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Senior Lien Series 2021A:
4,200 4.000%, 1/01/46 1/32 at 100.00 N/R 4,215,582
5,715 5.000%, 1/01/46 1/32 at 100.00 N/R 6,406,572
9,015 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50
12/29 at 100.00 BBB+ 8,526,117
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Series 1994B:
5,245 0.000%, 6/15/28 - NPFG Insured No Opt. Call BBB+ 4,350,098
11,675 0.010%, 6/15/29 - FGIC Insured No Opt. Call BBB+ 9,286,412

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Series 2002A:
$ 4,950 0.010%, 12/15/32 - NPFG Insured No Opt. Call BBB+ $ 3,350,704
21,375 0.010%, 6/15/34 - NPFG Insured No Opt. Call BBB+ 13,399,133
21,000 0.000%, 12/15/35 - NPFG Insured No Opt. Call BBB+ 12,207,090
21,970 0.010%, 6/15/36 - NPFG Insured No Opt. Call BBB+ 12,436,997
10,375 0.010%, 12/15/36 - NPFG Insured No Opt. Call BBB+ 5,722,435
10,000 0.000%, 12/15/37 - NPFG Insured No Opt. Call BBB+ 5,232,400
25,825 0.000%, 6/15/39 - NPFG Insured No Opt. Call BBB+ 12,380,505
6,095 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2002A,
6.000%, 7/01/32 - NPFG Insured
No Opt. Call AA+ 7,935,385
8,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2003A,
6.000%, 7/01/33 - NPFG Insured
No Opt. Call AA+ 9,908,800
5,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2014A,
5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 AA+ (4) 5,303,500
5,020 Southwestern Illinois Development Authority, Local Government Revenue
Bonds, Edwardsville Community Unit School District 7 Project, Series
2007, 0.010%, 12/01/23 - AGM Insured
No Opt. Call AA 4,864,681
615 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.000%, 10/01/42
10/23 at 100.00 A- 639,219
Will County Community Unit School District 201-U
Crete-Monee, Illinois, General Obligation Bonds, Capital
Appreciation Series 2004:
780 0.000%, 11/01/22 - NPFG Insured, (ETM) No Opt. Call Baa2 (4) 776,856
1,800 0.000%, 11/01/22 - NPFG Insured No Opt. Call N/R 1,791,504
590 0.000%, 11/01/22 - NPFG Insured, (ETM) No Opt. Call N/R (4) 587,764
160 0.000%, 11/01/22 - NPFG Insured, (ETM) No Opt. Call N/R (4) 159,394
259,765 Total Illinois 210,348,446
Indiana - 1.8%
5,010 Indiana Finance Authority, Hospital Revenue Bonds, Community Health
Network Project, Series 2012A, 5.000%, 5/01/42, (Pre-refunded 5/01/23)
5/23 at 100.00 A (4) 5,137,204
2,250 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Refunding 2015A, 4.000%, 12/01/40
6/25 at 100.00 AA 2,266,605
5,740 Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East
End Crossing Project, Series 2013A, 5.000%, 7/01/48, (Pre-refunded
7/01/23), (AMT)
7/23 at 100.00 A- (4) 5,906,058
2,000 Indiana Municipal Power Agency Power Supply System Revenue Bonds,
Refunding Series 2016A, 5.000%, 1/01/42
7/26 at 100.00 A+ 2,152,460
5,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Community
Justice Campus Bonds, Courthouse & Jail Project, Series 2019A,
5.250%, 2/01/54
2/29 at 100.00 AAA 5,613,150
Indianapolis Local Public Improvement Bond Bank, Indiana,
Series 1999E:
2,400 0.000%, 2/01/25 - AMBAC Insured No Opt. Call AA 2,274,144
14,595 0.010%, 2/01/27 - AMBAC Insured No Opt. Call AA 13,113,900
36,995 Total Indiana 36,463,521

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky - 1.8%
$ 150 Greater Kentucky Housing Assistance Corporation, FHA-Insured Section 8
Mortgage Revenue Refunding Bonds, Series 1997A, 6.100%, 1/01/24 -
NPFG Insured
8/22 at 100.00 Baa2 $ 150,382
Kenton County Airport Board, Kentucky, Airport Revenue
Bonds, Cincinnati/Northern Kentucky International Airport,
Series 2016:
1,530 5.000%, 1/01/27 1/26 at 100.00 A1 1,674,906
1,600 5.000%, 1/01/28 1/26 at 100.00 A1 1,749,152
Kentucky Bond Development Corporation, Transient Room
Tax Revenue Bonds, Lexington Center Corporation Project,
Series 2018A:
1,280 5.000%, 9/01/37 9/28 at 100.00 A2 1,431,181
1,435 5.000%, 9/01/38 9/28 at 100.00 A2 1,600,843
4,000 5.000%, 9/01/43 9/28 at 100.00 A2 4,420,880
2,000 5.000%, 9/01/48 9/28 at 100.00 A2 2,197,880
1,000 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/45 - AGM Insured
12/27 at 100.00 AA 1,113,860
8,935 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 BBB+ 9,216,274
6,000 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation
First Tier Series 2013C, 0.000%, 7/01/39 (5)
7/31 at 100.00 Baa2 6,685,800
5,000 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 115, Series 2017, 5.000%, 4/01/30
4/27 at 100.00 A1 5,549,400
32,930 Total Kentucky 35,790,558
Louisiana - 0.9%
1,335 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2019A, 4.000%, 2/01/45
2/29 at 100.00 AA- 1,346,628
4,420 Louisiana Stadium and Exposition District, Revenue Refunding Bonds,
Senior Lien Series 2013A, 5.000%, 7/01/28
7/23 at 100.00 A2 4,555,650
9,040 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017A, 5.000%, 1/01/48
1/27 at 100.00 A2 9,541,991
1,470 New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds,
Parking Facilities Corporation Consolidated Garage System, Series
2018A, 5.000%, 10/01/43 - AGM Insured
10/28 at 100.00 AA 1,570,371
16,265 Total Louisiana 17,014,640
Maine - 1.4%
800 Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2013,
5.000%, 7/01/33, (Pre-refunded 7/01/23)
7/23 at 100.00 BBB (4) 824,624
Maine Health and Higher Educational Facilities Authority
Revenue Bonds, MaineHealth Issue, Series 2018A:
1,190 5.000%, 7/01/43 7/28 at 100.00 A+ 1,259,258
5,940 5.000%, 7/01/48 7/28 at 100.00 A+ 6,251,078
Maine Turnpike Authority, Turnpike Revenue Bonds, Series
2020:
8,195 4.000%, 7/01/45 7/30 at 100.00 AA- 8,387,173
1,805 5.000%, 7/01/50 7/30 at 100.00 AA- 2,022,069
7,990 University of Maine, System Revenue Bonds, Series 2022, 5.000%, 3/01/47 3/32 at 100.00 N/R 8,934,817
25,920 Total Maine 27,679,019

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland - 1.2%
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
$ 630 5.000%, 9/01/31 9/27 at 100.00 CCC $ 636,067
1,945 5.000%, 9/01/32 9/27 at 100.00 CCC 1,959,004
3,455 5.000%, 9/01/34 9/27 at 100.00 CCC 3,463,499
2,000 5.000%, 9/01/35 9/27 at 100.00 CCC 2,001,680
4,500 5.000%, 9/01/42 9/27 at 100.00 CCC 4,291,155
3,500 5.000%, 9/01/46 9/27 at 100.00 CCC 3,362,100
1,050 Maryland Health and Higher Educational Facilities Authority, Maryland,
Hospital Revenue Bonds, Meritus Medical Center, Series 2015, 5.000%,
7/01/40
7/25 at 100.00 A- 1,082,036
Maryland Stadium Authority, Revenue Bonds, Baltimore
City Public Schools Construction & Revitalization Program,
Series 2018A:
4,375 5.000%, 5/01/47 5/28 at 100.00 AA 4,813,200
2,260 5.000%, 5/01/47, (Pre-refunded 5/01/28) 5/28 at 100.00 N/R (4) 2,619,182
23,715 Total Maryland 24,227,923
Massachusetts - 1.0%
1,000 Massachusetts Department of Transportation, Metropolitan Highway
System Revenue Bonds, Refunding Senior Lien Series 2019A, 5.000%,
1/01/37
1/29 at 100.00 A+ 1,128,380
2,100 Massachusetts Development Finance Agency, Hospital Revenue Bonds,
Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41,
(Pre-refunded 11/15/23)
11/23 at 100.00 A (4) 2,199,183
2,905 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 BBB 3,020,648
1,105 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E, 5.000%, 7/01/36
7/26 at 100.00 BBB 1,175,654
2,765 Massachusetts Development Finance Agency, Revenue Bonds, Dana-
Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46
12/26 at 100.00 A1 2,933,499
9,110 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Senior Series 2013A, 5.000%, 5/15/43, (Pre-refunded 5/15/23)
5/23 at 100.00 AAA (4) 9,357,701
980 Massachusetts Turnpike Authority, Metropolitan Highway System Revenue
Bonds, Senior Series 1997A, 0.000%, 1/01/29 - NPFG Insured
No Opt. Call A+ 825,189
105 Massachusetts Water Pollution Abatement Trust, Pooled Loan Program
Bonds, Series 2000-6, 5.500%, 8/01/30
8/22 at 100.00 Aaa 105,286
20,070 Total Massachusetts 20,745,540
Michigan - 2.5%
Detroit Academy of Arts and Sciences, Michigan, Public
School Academy Revenue Bonds, Refunding Series 2013:
1,600 6.000%, 10/01/33 10/23 at 100.00 N/R 1,601,264
2,520 6.000%, 10/01/43 10/23 at 100.00 N/R 2,466,576
15 Detroit, Michigan, Second Lien Sewerage Disposal System Revenue
Bonds, Series 2005A, 4.500%, 7/01/35 - NPFG Insured
8/22 at 100.00 A+ 15,021
3,000 Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds,
Series 2001B, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call A+ 3,388,200
5 Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien
Series 2003B, 5.000%, 7/01/34 - NPFG Insured
8/22 at 100.00 A+ 5,014
5 Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien
Series 2003A, 5.000%, 7/01/34 - NPFG Insured
8/22 at 100.00 A1 5,014
4,000 Kalamazoo County, Michigan, General Obligation Bonds, Limitied Tax
Series 2022, 4.000%, 5/01/45
5/31 at 100.00 N/R 4,121,400

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 3,315 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 Aa3 $ 3,706,369
2,360 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne, Second Lien Refunding Series 2020, 4.000%,
11/01/37
11/30 at 100.00 AA 2,468,584
2,220 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B-1-CL2, 5.000%, 6/01/49
12/30 at 100.00 BBB- 2,302,517
6,000 Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health
Senior Credit Group, Refunding & Project Series 2010F-6, 4.000%,
11/15/47
11/26 at 100.00 AA+ 5,948,880
Michigan State Building Authority, Revenue Bonds,
Facilities Program, Refunding Series 2015-I:
9,565 5.000%, 4/15/30 10/25 at 100.00 Aa2 10,372,191
435 5.000%, 4/15/30, (Pre-refunded 10/15/25) 10/25 at 100.00 N/R (4) 478,304
Michigan State, Trunk Line Fund Bonds, Rebuilding
Michigan Program, Series 2021A:
3,020 4.000%, 11/15/37 11/31 at 100.00 N/R 3,172,993
6,510 4.000%, 11/15/38 11/31 at 100.00 N/R 6,827,883
1,800 Northern Michigan University, General Revenue Bonds, Series 2021,
4.000%, 6/01/46
6/31 at 100.00 N/R 1,825,110
1,100 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45
12/25 at 100.00 A1 1,161,248
47,470 Total Michigan 49,866,568
Minnesota - 0.3%
3,200 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Refunding Series 2016B, 5.000%, 11/15/34
No Opt. Call AA 3,983,584
1,480 University of Minnesota, General Obligation Bonds, Series 2016A, 5.000%,
4/01/41
4/26 at 100.00 Aa1 1,598,563
4,680 Total Minnesota 5,582,147
Missouri - 0.2%
3,465 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48
11/23 at 100.00 A2 3,555,575
Montana - 0.6%
1,115 Billings, Montana, Sewer System Revenue Bonds, Series 2017, 5.000%,
7/01/33
7/27 at 100.00 AA+ 1,250,026
Montana Facility Finance Authority, Healthcare Facility
Revenue Bonds, Kalispell Regional Medical Center, Series
2018B:
1,340 5.000%, 7/01/30 7/28 at 100.00 BBB 1,466,644
1,415 5.000%, 7/01/31 7/28 at 100.00 BBB 1,538,374
1,980 5.000%, 7/01/32 7/28 at 100.00 BBB 2,134,519
2,135 5.000%, 7/01/33 7/28 at 100.00 BBB 2,293,011
3,045 Montana Facility Finance Authority, Revenue Bonds, Billings Clinic
Obligated Group, Series 2018A, 5.000%, 8/15/48
8/28 at 100.00 AA- 3,244,417
11,030 Total Montana 11,926,991
Nebraska - 0.3%
Central Plains Energy Project, Nebraska, Gas Project 3
Revenue Bonds, Refunding Crossover Series 2017A:
1,710 5.000%, 9/01/37 No Opt. Call A 1,914,773
1,500 5.000%, 9/01/42 No Opt. Call A 1,676,790

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
$ 1,855 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Series 2012, 5.000%, 9/01/42
9/22 at 100.00 A2 $ 1,859,934
1,400 Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015,
5.000%, 11/01/45
11/25 at 100.00 A 1,459,388
6,465 Total Nebraska 6,910,885
Nevada - 2.7%
490 Clark County School District, Nevada, General Obligation Bonds, Limited
Tax Building Series 2020A, 4.000%, 6/15/40 - AGM Insured
6/30 at 100.00 AA 504,073
Clark County, Nevada, General Obligation Bonds,
Transportation Improvement, Limited Tax, Additionally
Secured by Pledged Revenue Series 2018B:
2,000 5.000%, 12/01/33 12/28 at 100.00 AA+ 2,284,280
5,000 5.000%, 12/01/35 12/28 at 100.00 AA+ 5,668,650
5,000 Las Vegas Convention and Visitors Authority, Nevada, Convention Center
Expansion Revenue Bonds, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 Aa3 5,504,450
8,500 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Series 2018C, 5.250%, 7/01/43
7/28 at 100.00 Aa3 9,520,170
Las Vegas Valley Water District, Nevada, General
Obligation Bonds, Refunding Series 2015:
5,220 5.000%, 6/01/33 12/24 at 100.00 Aa1 5,550,583
10,000 5.000%, 6/01/34 12/24 at 100.00 Aa1 10,635,700
9,000 5.000%, 6/01/39 12/24 at 100.00 Aa1 9,542,520
1,205 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Water Improvement Series 2016A, 5.000%, 6/01/41
6/26 at 100.00 Aa1 1,308,437
2,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018A,
5.000%, 6/01/48
12/28 at 100.00 A3 2,119,240
250 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018B,
5.000%, 6/01/33 - AGM Insured
12/28 at 100.00 AA 277,517
48,665 Total Nevada 52,915,620
New Jersey - 5.0%
2,500 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/36
1/29 at 100.00 A+ 2,766,550
930 New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013, 5.125%, 1/01/39 -
AGM Insured, (AMT)
1/24 at 100.00 AA 951,855
6,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31, (Pre-
refunded 12/15/26)
12/26 at 100.00 Baa1 (4) 6,927,240
5,990 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1, 5.500%, 9/01/25 - AGM Insured
No Opt. Call AA 6,567,496
4,000 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2013NN,
5.000%, 3/01/26
3/23 at 100.00 Baa1 4,068,280
3,235 New Jersey Health Care Facilities Financing Authority, New Jersey,
Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%,
7/01/37
8/22 at 100.00 BB+ 3,239,561
9,420 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.010%, 12/15/31
No Opt. Call Baa1 6,810,848

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Refunding Series 2006C:
$ 30,000 0.000%, 12/15/30 - FGIC Insured No Opt. Call Baa1 $ 23,060,400
27,000 0.000%, 12/15/32 - AGM Insured No Opt. Call AA 19,409,220
4,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2013AA, 5.000%, 6/15/29
6/23 at 100.00 Baa1 4,602,465
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2015AA:
2,750 5.250%, 6/15/32 6/25 at 100.00 Baa1 2,900,755
2,150 5.250%, 6/15/34 6/25 at 100.00 Baa1 2,258,683
4,600 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/50
12/30 at 100.00 Baa1 4,561,590
2,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 5.000%,
1/01/40
1/28 at 100.00 A+ 2,201,480
3,760 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2021A,
4.000%, 1/01/42
1/31 at 100.00 A+ 3,852,534
1,135 Rutgers State University, New Jersey, Revenue Bonds, Refunding Series
2013L, 5.000%, 5/01/43, (Pre-refunded 5/01/23)
5/23 at 100.00 Aa3 (4) 1,164,249
1,455 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 5.000%, 11/01/41 - BAM Insured
11/30 at 100.00 AA 1,621,772
2,720 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BB+ 2,774,917
114,145 Total New Jersey 99,739,895
New York - 7.6%
3,750 Dormitory Authority of the State of New York, Lease Revenue Bonds, State
University Dormitory Facilities, Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 Aa3 4,068,675
5,330 Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/53
7/30 at 100.00 A 5,238,644
Dormitory Authority of the State of New York, Revenue
Bonds, School Districts Financing Program, Series 2021A:
1,200 5.000%, 10/01/32 - AGM Insured 10/29 at 100.00 AA 1,391,040
1,125 5.000%, 10/01/33 - AGM Insured 10/29 at 100.00 AA 1,296,900
2,055 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Notes Series 2021, 1.000%, 9/01/25
9/23 at 100.00 A 1,970,046
1,950 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2018, 5.000%, 9/01/39
9/28 at 100.00 A 2,176,024
1,500 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2020A, 5.000%, 9/01/38
9/30 at 100.00 A 1,708,980
Long Island Power Authority, New York, Electric System
General Revenue Bonds, Series 2021:
1,000 4.000%, 9/01/39 9/31 at 100.00 N/R 1,027,090
2,100 4.000%, 9/01/41 9/31 at 100.00 N/R 2,135,196
8,325 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50
5/30 at 100.00 A3 8,752,156
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2020E, 4.000%,
11/15/45
11/30 at 100.00 A3 2,429,650
MTA Hudson Rail Yards Trust Obligations, New York,
MTA Financing Agreement Payable by the Metropolitan
Transportation Authority, Series 2016A:
3,135 5.000%, 11/15/51 8/22 at 100.00 A3 3,140,298
7,380 5.000%, 11/15/56 11/23 at 100.00 A3 7,595,644

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A:
$ 1,750 5.000%, 1/01/30 - AGM Insured No Opt. Call AA $ 1,995,105
1,250 5.000%, 1/01/31 - AGM Insured No Opt. Call AA 1,434,500
10,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2018, Series 2017S-3, 5.000%, 7/15/43
7/28 at 100.00 AA 11,060,800
7,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/37
7/28 at 100.00 AA 7,847,490
3,465 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
5.000%, 8/01/42
8/30 at 100.00 AA 3,870,786
5,000 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 5.000%, 3/01/50
3/31 at 100.00 AA 5,573,950
11,755 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 11,835,992
3,180 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series
1WTC-2021, 4.000%, 2/15/43 - BAM Insured
2/30 at 100.00 N/R 3,217,524
5,000 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/50
5/30 at 100.00 AA 5,004,950
8,270 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/46, (AMT)
7/24 at 100.00 BBB 8,522,070
4,920 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/41, (AMT)
12/32 at 100.00 N/R 5,249,345
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc. -
LaGuardia Airport Terminals C&D Redevelopment Project,
Series 2018:
3,250 5.000%, 1/01/34, (AMT) 1/28 at 100.00 Baa3 3,382,340
5,250 5.000%, 1/01/36, (AMT) 1/28 at 100.00 Baa3 5,448,450
4,500 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A-2, 4.000%,
6/01/50
6/31 at 100.00 N/R 4,260,915
7,550 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2017C-2, 5.000%,
11/15/42
11/27 at 100.00 AA- 8,301,904
4,000 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2018D, 4.000%,
11/15/38
11/30 at 100.00 AA- 4,109,680
3,000 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/50
5/25 at 100.00 AA- 3,178,830
7,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021B-1, 4.000%, 5/15/56
5/31 at 100.00 N/R 6,925,240
6,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 5.250%, 5/15/52
11/32 at 100.00 N/R 6,929,220
650 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal
2017 Series B, 5.000%, 6/01/24
No Opt. Call B- 650,403
144,140 Total New York 151,729,837

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina - 1.1%
$ 1,520 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 10/01/44
10/26 at 100.00 AA+ $ 1,658,806
North Carolina Department of Transportation, Private
Activity Revenue Bonds, I-77 Hot Lanes Project, Series
2015:
2,155 5.000%, 12/31/37, (AMT) 6/25 at 100.00 BBB- 2,209,479
4,175 5.000%, 6/30/54, (AMT) 6/25 at 100.00 BBB- 4,224,557
2,995 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Series 2017A, 5.000%, 7/01/51
7/26 at 100.00 BBB 3,083,233
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Capital Appreciation Series 2019:
2,000 0.000%, 1/01/41 1/30 at 71.45 AA+ 979,560
1,500 0.000%, 1/01/42 1/30 at 68.97 AA+ 699,210
14,500 0.000%, 1/01/49 1/30 at 54.10 AA+ 4,913,615
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Refunding Senior Lien Series
2017:
1,625 5.000%, 1/01/30 1/27 at 100.00 BBB 1,734,297
1,850 5.000%, 1/01/32 1/27 at 100.00 BBB 1,960,630
32,320 Total North Carolina 21,463,387
North Dakota - 0.1%
1,840 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A, 5.000%, 12/01/42
12/27 at 100.00 Baa2 1,905,062
Ohio - 4.1%
4,710 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+ 4,547,693
44,755 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 44,754,552
1,195 Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's
Hospital Project, Refunding & Improvement Series 2017A, 5.000%,
11/01/32
11/27 at 100.00 Aa2 1,323,666
3,485 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series
2017OH, 4.000%, 12/01/46
6/27 at 100.00 AA- 3,468,202
5,000 Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series
2018, 5.000%, 6/01/43
6/28 at 100.00 AAA 5,540,050
14,500 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call N/R 13,267,935
4,110 Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC -
Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/39
- AGM Insured, (AMT)
6/25 at 100.00 AA 4,324,460
4,975 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure
Commission Infrastructure Projects, Junior Lien, Current Interest Series
2013A-1, 5.000%, 2/15/48, (Pre-refunded 2/15/23)
2/23 at 100.00 Aa3 (4) 5,064,401
82,730 Total Ohio 82,290,959
Oklahoma - 1.6%
4,000 Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer Revenue
Bonds, Refunding Series 2016, 5.000%, 7/01/36, (Pre-refunded 7/01/26)
7/26 at 100.00 AAA (4) 4,484,160

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Oklahoma Development Finance Authority, Health System
Revenue Bonds, Integris Baptist Medical Center, Refunding
Series 2015A:
$ 1,590 5.000%, 8/15/27 8/25 at 100.00 A $ 1,704,798
1,250 5.000%, 8/15/29 8/25 at 100.00 A 1,325,575
Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B:
1,935 5.250%, 8/15/43 8/28 at 100.00 Baa3 1,875,518
5,000 5.250%, 8/15/48 8/28 at 100.00 Baa3 4,757,500
10,000 Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds,
Second Senior Series 2017A, 5.000%, 1/01/42
1/26 at 100.00 AA- 10,646,600
7,000 Oklahoma Water Resources Board, Revolving Fund Revenue Bonds,
Master Trust, Series 2021, 4.000%, 4/01/47
4/31 at 100.00 N/R 7,167,790
30,775 Total Oklahoma 31,961,941
Oregon - 0.8%
2,500 Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 4.000%, 7/01/44
1/32 at 100.00 N/R 2,540,575
6,585 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Refunding Senior Lien Series 2017B, 5.000%, 11/15/28
5/27 at 100.00 AAA 7,486,157
5,330 University of Oregon, General Revenue Bonds, Series 2018A, 5.000%,
4/01/48
4/28 at 100.00 Aa2 5,838,695
14,415 Total Oregon 15,865,427
Pennsylvania - 1.3%
3,155 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-2, 5.000%,
2/15/39
2/27 at 100.00 AA- 3,368,751
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson
University, Series 2022B:
3,035 4.000%, 5/01/52 5/32 at 100.00 N/R 2,973,693
2,000 Pennsylvania State University, Revenue Bonds, Refunding Series 2016A,
5.000%, 9/01/41
9/26 at 100.00 Aa1 2,197,420
7,500 Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Turnpike Special Revenue Bonds, Subordinate Series 2013A, 5.000%,
12/01/43, (Pre-refunded 12/01/22)
12/22 at 100.00 AA- (4) 7,589,175
1,250 Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Turnpike Special Revenue Bonds, Subordinate Series 2014A, 0.000%,
12/01/37
12/26 at 100.00 AA- 1,308,175
3,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2020B, 5.000%, 12/01/50
12/30 at 100.00 A+ 3,299,130
3,645 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2021A, 4.000%, 12/01/50
12/30 at 100.00 A 3,546,221
570 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, Refunding Subordinate Series 2019B, 4.000%,
9/01/34 - AGM Insured
9/29 at 100.00 AA 608,070
1,350 Susquehanna Area Regional Airport Authority, Pennsylvania, Airport
System Revenue Bonds, Series 2017, 5.000%, 1/01/38, (AMT)
1/28 at 100.00 Baa3 1,408,941
25,505 Total Pennsylvania 26,299,576

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico - 1.7%
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
$ 6,031 0.000%, 7/01/33 7/28 at 86.06 N/R $ 3,782,945
15,388 4.500%, 7/01/34 7/25 at 100.00 N/R 15,604,355
9,039 4.550%, 7/01/40 7/28 at 100.00 N/R 9,113,210
5,320 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 5,363,677
35,778 Total Puerto Rico 33,864,187
South Carolina - 2.4%
Patriots Energy Group, South Carolina, Gas System
Revenue Bonds, Improvement and Refunding Series
2021A:
2,250 4.000%, 6/01/46 6/31 at 100.00 A2 2,259,720
3,000 4.000%, 6/01/51 6/31 at 100.00 A2 2,982,030
Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2:
12,760 0.010%, 1/01/28 - AGC Insured No Opt. Call AA 11,069,428
9,535 0.010%, 1/01/29 - AGC Insured No Opt. Call AA 7,978,030
5,500 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Improvement Series 2021B, 4.000%, 12/01/47
12/31 at 100.00 N/R 5,342,755
5,500 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50
6/25 at 100.00 N/R 5,640,580
8,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56
12/26 at 100.00 A 8,331,520
3,455 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A, 5.500%, 12/01/54
6/24 at 100.00 N/R 3,564,627
50,000 Total South Carolina 47,168,690
Tennessee - 1.3%
Hallsdale-Powell Utility District, Knox County, Tennessee,
Water and Sewer Revenue Bonds, Refunding &
Improvement Series 2022A:
310 4.000%, 4/01/32 4/31 at 100.00 N/R 346,267
875 4.000%, 4/01/33 4/31 at 100.00 N/R 954,520
1,305 4.000%, 4/01/34 4/31 at 100.00 N/R 1,401,596
760 4.000%, 4/01/37 4/31 at 100.00 N/R 797,498
1,305 4.000%, 4/01/40 4/31 at 100.00 N/R 1,339,465
Hallsdale-Powell Utility District, Knox County, Tennessee,
Water and Sewer Revenue Bonds, Refunding Series 2021:
1,000 5.000%, 10/01/31 No Opt. Call AA 1,211,930
250 5.000%, 10/01/32 No Opt. Call AA 305,692
1,450 Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds,
Refunding Series 2020B, 5.000%, 10/01/45
10/30 at 100.00 AA+ 1,659,453
2,260 Metropolitan Government of Nashville-Davidson County, Tennessee,
Water and Sewerage Revenue Bonds, Green Series 2017A, 5.000%,
7/01/42
7/27 at 100.00 AA 2,499,786
1,375 New Memphis Arena Public Building Authority, Memphis and Shelby
County, Tennessee, Local Government Public Improvement Bonds,
Capital Appreciation Series 2021, 0.000%, 4/01/40
4/31 at 81.47 AA 628,526
3,000 Tennessee State School Bond Authority, Higher Educational Facilities
Second Program Bonds, Series 2017A, 5.000%, 11/01/42
11/27 at 100.00 AA+ 3,301,320
7,245 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C, 4.000%, 5/01/48, (Mandatory Put 5/01/23)
2/23 at 100.43 A2 7,336,215

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 3,240 West Wilson Utility District, Wilson County, Tennessee, Water Revenue
Bonds, Improvement Series 2022, 4.000%, 6/01/52
6/32 at 100.00 N/R $ 3,253,446
24,375 Total Tennessee 25,035,714
Texas - 15.3%
240 Baytown Municipal Development District, Texas, Hotel Revenue Bonds,
Baytown Convention Center Hotel, First-Lien Series 2021A, 4.000%,
10/01/50
10/31 at 100.00 BBB- 211,075
14,355 Bexar County Hospital District, Texas, Certificates of Obligation, Series
2018, 4.000%, 2/15/43, (UB) (6)
2/27 at 100.00 Aa1 14,546,209
2,420 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Senior Lien Series 2013A, 5.000%, 1/01/43, (Pre-refunded 1/01/23)
1/23 at 100.00 A- (4) 2,454,751
2,680 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Subordinate Lien Series 2020G, 4.000%, 1/01/45
1/30 at 100.00 BBB+ 2,609,436
Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2020A:
710 5.000%, 1/01/39 1/30 at 100.00 A- 776,761
4,650 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding &
Improvement Senior Lien Series 2021B, 5.000%, 12/01/47
12/30 at 100.00 N/R 5,202,095
240 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.250%, 9/01/44
9/24 at 100.00 BBB- 244,392
5,000 El Paso County Hospital District, Texas, General Obligtion Bonds,
Certificates of Obligation Series 2013, 5.000%, 8/15/39
8/23 at 100.00 A- 5,102,400
Fort Bend County Municipal Utility District 50, Texas,
General Obligation Bonds, Series 2018A:
2,600 4.000%, 9/01/46 - AGM Insured 9/23 at 100.00 AA 2,603,094
5,500 4.000%, 9/01/48 - AGM Insured 9/23 at 100.00 AA 5,501,540
3,335 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Refunding First Tier Series 2020C, 4.000%, 10/01/49
4/30 at 100.00 A+ 3,294,280
27,340 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53, (Pre-refunded
10/01/23)
10/23 at 100.00 AA (4) 28,431,413
2,845 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
4.000%, 12/01/45
6/25 at 100.00 AA 2,826,963
4,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First Lien Series
2021A, 4.000%, 8/15/45
8/30 at 100.00 Aa2 4,063,280
7,295 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/50 -
AGM Insured
11/31 at 39.79 AA 1,874,669
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Junior Lien Series 2001H:
11,055 0.000%, 11/15/27 No Opt. Call Baa2 9,268,070
845 0.000%, 11/15/27, (ETM) No Opt. Call Baa2 (4) 748,906
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Refunding Second Lien Series 2014C:
425 5.000%, 11/15/23 No Opt. Call Baa1 439,114
1,565 5.000%, 11/15/31 11/24 at 100.00 Baa1 1,629,478
14,905 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3, 0.000%, 11/15/33 - NPFG Insured
11/24 at 59.10 Baa2 7,991,912
1,000 Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A, 4.000%,
12/01/41
12/31 at 100.00 N/R 967,220

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Houston, Texas, Airport System Revenue Bonds, Refunding
& Subordinate Lien Series 2018B:
$ 1,590 5.000%, 7/01/43 7/28 at 100.00 A1 $ 1,732,480
2,290 5.000%, 7/01/48 7/28 at 100.00 A1 2,481,375
1,500 Houston, Texas, Combined Utility System Revenue Bonds, Refunding First
Lien Series 2021A, 4.000%, 11/15/46
11/31 at 100.00 AA 1,526,685
Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series
2001B:
24,755 0.000%, 9/01/29 - AMBAC Insured No Opt. Call A 19,939,905
12,940 0.000%, 9/01/30 - AMBAC Insured No Opt. Call A 10,016,078
10,000 0.000%, 9/01/31 - AMBAC Insured No Opt. Call A 7,413,400
19,500 0.000%, 9/01/32 - AMBAC Insured No Opt. Call A 13,857,480
5,120 Leander Independent School District, Williamson and Travis Counties,
Texas, General Obligation Bonds, Refunding Series 2015A, 5.000%,
8/15/39
8/25 at 100.00 AAA 5,510,758
4,510 Leander Independent School District, Williamson and Travis Counties,
Texas, General Obligation Bonds, Refunding Series 2016A, 5.000%,
8/15/49
8/26 at 100.00 AAA 4,871,612
2,000 Love Field Airport Modernization Corporation, Texas, Special
Facilities Revenue Bonds, Southwest Airlines Company - Love Field
Modernization Program Project, Series 2012, 5.000%, 11/01/28, (AMT)
11/22 at 100.00 Baa1 2,013,780
3,570 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2020A, 5.000%, 5/15/50
5/30 at 100.00 A+ 3,905,758
Lubbock, Texas, Electric Light and Power System Revenue
Bonds, Series 2018:
2,170 5.000%, 4/15/40 4/28 at 100.00 A+ 2,401,669
3,930 5.000%, 4/15/43 4/28 at 100.00 A+ 4,322,096
North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Capital Appreciation Series 2008I:
30,000 6.200%, 1/01/42, (Pre-refunded 1/01/25) - AGC Insured 1/25 at 100.00 AA (4) 33,169,500
5,220 6.500%, 1/01/43, (Pre-refunded 1/01/25) 1/25 at 100.00 A+ (4) 5,801,821
15,450 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2008D, 0.000%, 1/01/36 - AGC Insured
No Opt. Call AA 9,547,636
9,020 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2015B, 5.000%, 1/01/40
1/23 at 100.00 A+ 9,107,043
8,000 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier Series 2017B, 5.000%, 1/01/43
1/27 at 100.00 A 8,581,920
9,100 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier, Series 2015A, 5.000%, 1/01/32
1/25 at 100.00 A 9,646,091
1,750 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/41
8/26 at 100.00 AA 1,876,298
5,000 Temple, Texas, General Obligation Bonds, Combination Tax and Revenue
Series 2022B, 4.000%, 8/01/47
8/31 at 100.00 N/R 5,062,950
4,785 Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26
No Opt. Call A2 5,173,255
Texas Private Activity Bond Surface Transporation
Corporation, Revenue Bonds, NTE Mobility Partners LLC
North Tarrant Express Managed Lanes Project, Refunding
Senior Lien Series 2019A:
1,400 5.000%, 12/31/35 12/29 at 100.00 Baa2 1,509,438
3,000 5.000%, 12/31/36 12/29 at 100.00 Baa2 3,227,460

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 3,000 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding First Tier Series 2015B, 5.000%, 8/15/37
8/24 at 100.00 A $ 3,133,410
1,750 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/33
8/24 at 100.00 A- 1,812,738
5,500 Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call A 5,108,180
Texas Water Development Board, State Water
Implementation Revenue Fund Bonds, Master Trust Series
2017A:
12,500 4.000%, 10/15/42, (UB) (6) 10/27 at 100.00 AAA 12,860,125
6,500 5.000%, 10/15/42 10/27 at 100.00 AAA 7,240,740
Uptown Development Authority, Houston, Texas, Tax
Increment Contract Revenue Bonds, Infrastructure
Improvement Facilities, Refunding Series 2021:
600 3.000%, 9/01/38 9/31 at 100.00 Baa2 518,214
725 3.000%, 9/01/39 9/31 at 100.00 Baa2 615,235
330,180 Total Texas 304,772,188
Utah - 0.9%
5,345 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017B, 5.000%, 7/01/42
7/27 at 100.00 A 5,794,194
3,500 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018B, 5.000%, 7/01/43
7/28 at 100.00 A 3,841,215
Salt Lake County, Utah, Sales Tax Revenue Bonds, TRCC
Series 2017:
695 5.000%, 2/01/36 2/27 at 100.00 AAA 769,296
1,150 5.000%, 2/01/37 2/27 at 100.00 AAA 1,270,359
Utah Associated Municipal Power Systems, Revenue Bonds,
Horse Butte Wind Project, Refunding Series 2017A:
1,250 5.000%, 9/01/29 3/28 at 100.00 AA- 1,416,100
1,000 5.000%, 9/01/30 3/28 at 100.00 AA- 1,128,060
1,250 5.000%, 9/01/31 3/28 at 100.00 AA- 1,397,762
660 5.000%, 9/01/32 3/28 at 100.00 AA- 733,894
540 Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing
Program, Series 2017A, 5.000%, 3/01/37
3/27 at 100.00 AA 596,165
15,390 Total Utah 16,947,045
Virginia - 0.5%
1,805 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/46
7/26 at 100.00 BBB 1,895,683
4,355 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
8/22 at 100.00 B- 4,355,349
4,100 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/49, (AMT)
6/27 at 100.00 BBB 4,258,752
10,260 Total Virginia 10,509,784
Washington - 3.2%
Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2016:
1,930 5.000%, 2/01/29 2/26 at 100.00 AA- 2,113,138
1,000 5.000%, 2/01/30 2/26 at 100.00 AA- 1,092,770

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NUV
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
Spokane Public Facilities District, Washington, Hotel, Motel,
and Sales Use Tax Revenue Bonds, Series 2017:
$ 1,175 5.000%, 12/01/38 6/27 at 100.00 A1 $ 1,261,844
5,000 5.000%, 12/01/41 6/27 at 100.00 A1 5,353,400
1,390 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 BBB+ 1,369,970
12,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2012A, 5.000%, 10/01/33
10/22 at 100.00 AA- 12,050,160
1,310 Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017, 5.000%, 8/15/30
8/27 at 100.00 BBB- 1,416,228
Washington State Convention Center Public Facilities
District, Lodging Tax Revenue Bonds, Refunding
Subordinate Series 2021B.  Exchange Purchase:
2,905 4.000%, 7/01/36 7/31 at 100.00 Baa3 2,916,562
7,740 4.000%, 7/01/43 7/31 at 100.00 Baa3 7,423,511
7,830 3.000%, 7/01/58 7/31 at 100.00 Baa3 5,450,463
3,240 4.000%, 7/01/58 7/31 at 100.00 Baa3 2,953,714
Washington State, Motor Vehicle Fuel Tax General
Obligation Bonds, Series 2002-03C:
9,100 0.000%, 6/01/29 - NPFG Insured No Opt. Call Aaa 7,599,137
16,195 0.000%, 6/01/30 - NPFG Insured No Opt. Call Aaa 13,032,440
70,815 Total Washington 64,033,337
West Virginia - 0.7%
1,830 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell
Huntington Hospital, Inc. Project, Refunding & Improvement Series
2018A, 5.000%, 1/01/36
1/29 at 100.00 BBB+ 1,945,272
3,750 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series
2019A, 5.000%, 9/01/39
9/29 at 100.00 Baa1 4,003,875
3,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Refunding &
Improvement Series 2013A, 5.500%, 6/01/44, (Pre-refunded 6/01/23)
6/23 at 100.00 A (4) 3,100,140
3,570 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2018, 5.000%, 6/01/43
6/28 at 100.00 AA- 3,933,497
12,150 Total West Virginia 12,982,784
Wisconsin - 0.4%
4,410 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39
8/22 at 100.00 A3 4,420,011
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Ascension Health Alliance
Senior Credit Group, Series 2016A:
935 4.000%, 11/15/46, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R (4) 997,421
2,870 4.000%, 11/15/46 5/26 at 100.00 AA+ 2,851,775
8,215 Total Wisconsin 8,269,207
$ 2,144,888 Total Long-Term Investments (cost $1,921,012,372) 1,986,242,180
Floating Rate Obligations - (1.1)% (21,480,000)
Other Assets Less Liabilities -  1.5% 29,418,629
Net Assets Applicable to Common Shares - 100% $ 1,994,180,809

financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,986,242,180 $ – $ 1,986,242,180
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.